Significant Accounting Policies (Details) - Schedule of estimated residual value and estimated economic life of the specific assets	12 Months Ended
Dec. 31, 2022
Computers [Member]
Significant Accounting Policies (Details) - Schedule of estimated residual value and estimated economic life of the specific assets [Line Items]
Description of useful life	Straight line, 3 years
Right of use assets [Member]
Significant Accounting Policies (Details) - Schedule of estimated residual value and estimated economic life of the specific assets [Line Items]
Description of useful life	Shorter of useful life or lease term